Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES	$ 1,198,270							$ 1,580,486
COST OF REVENUES	460,352							604,217
GROSS PROFIT	737,918							976,269
OPERATING EXPENSES
Development costs	713,993		19,640				86,755	1,470,005	52,877		96,567
Professional fees	928,761		95,756				187,003	2,986,355	227,334		539,568
Settlement								1,870,000
Stock-based compensation	8,619,429							10,185,497
Impairment - goodwill								12,141,062
Impairment – digital assets	33,464							33,464
General and administrative expenses	2,074,467		6,845				6,984	2,966,521	18,980		69,589
Total Operating Expenses	12,370,114		122,241				280,742	31,652,904	299,191		705,724
OPERATING (LOSS) INCOME	(11,632,196)		(122,241)				(280,742)	(30,676,635)	(299,191)		(705,724)
NON-OPERATING EXPENSE
Interest expense	(391,294)							(535,163)			(6,739)
Beneficial conversion feature								(3,300,000)
Amortization of discounts	(342,595)							(489,848)			(2,042)
Gain on sale of digital assets	29,029							29,029
Other income	25,000							28,200	10,000
Total Non-Operating Expense	(679,860)		10,000					(4,267,782)	10,000		(6,739)
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(12,312,056)		(122,241)				(280,742)	(34,944,417)	(289,191)		(712,463)
Provision for income taxes							(800)				(800)	$ (800)
NET (LOSS) INCOME	$ (12,312,056)		$ (122,241)				$ (281,542)	$ (34,944,417)	$ (289,191)		$ (713,263)
NET LOSS PER SHARE
Basic and diluted	$ (0.01)							$ (0.04)			$ (0.0007)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	915,923,982							939,626,865			982,108,478
Provision for income taxes							$ 800				$ 800	800
Tickeri Inc [Member]
REVENUES		71,500		101,747						166,644
COST OF REVENUES		21,871		28,366						41,282
GROSS PROFIT		49,629		73,381						125,362
OPERATING EXPENSES
General and administrative expenses		72,636		111,054						319,892
Total Operating Expenses		72,636		111,054						319,892
OPERATING (LOSS) INCOME		(23,007)		(37,673)						(194,530)
NON-OPERATING EXPENSE
Interest expense
Total Non-Operating Expense
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES		(23,007)		(37,673)						(194,530)
Provision for income taxes
NET (LOSS) INCOME		(23,007)		(37,673)						(194,530)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Provision for income taxes
Monster Creative LLC [Member]
REVENUES					362,559	1,177,325					2,209,072	1,964,432
COST OF REVENUES					610,626	604,673					1,324,685	957,320
GROSS PROFIT					(248,067)	572,652					884,387	1,007,112
OPERATING EXPENSES
Settlement
Impairment - goodwill
Impairment – digital assets
General and administrative expenses					517,047	162,393					689,624	518,128
Total Operating Expenses					517,047	162,393					689,624	518,128
OPERATING (LOSS) INCOME					(765,114)	410,259					(49,977)	488,984
NON-OPERATING EXPENSE
Interest expense					(18,707)	(29,150)					(49,977)	(60,128)
Beneficial conversion feature
Gain on sale of digital assets
Total Non-Operating Expense					(18,707)	(29,150)					(49,977)	(60,128)
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES					(783,821)	381,109					144,786	428,856
Provision for income taxes
NET (LOSS) INCOME					(783,821)	381,109					144,786	428,856
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Provision for income taxes